Income Taxes - Tax Component (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current Tax expense	$ 99,816	$ 77,823	$ 44,591
Deferred Tax expense	0	0	0
Income taxes	$ 99,816	$ 77,823	$ 44,591
Effective tax rate	24.60%	23.10%	41.30%